Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cost of Revenue [Abstract]
Schedule of cost of sales for our retail and wholesale of garment business
	Year ended December 31,
	2022	2021	2020
Changes in inventories of finished goods and work in progress	(494,357)	83,112	(261,691)
Materials consumed in production		-	-
Purchases of finished goods	201,734	1,808,963	1,430,208
Outsourced service cost	78,701,221	51,276,130	-
Taxes and surcharges *	1,646	25,032	291
	78,410,244	53,193,237	1,168,808

*	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).